LightMiner Systems, Inc. Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Lightminer Systems, Inc. [Member]
Business Acquisition [Line Items]
Schedule of assets acquired
Assets Acquired (in thousands):

Fixed Assets	$225
Export License	14
Developed Technology	3,466

Total Purchase Price	$3,705